Information on market risk and fair value of financial assets and liabilities (telecom activities) - Management of covenants (Details)
€ in Millions, د.م. in Millions, ج.م. in Millions, $ in Millions, XOF in Billions
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 MAD (د.م.)	Dec. 31, 2023 XOF	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EGP (ج.م.)	Nov. 23, 2022 EUR (€)
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value						€ 6,000
Borrowings subject to financial covenants [Member] | Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount	€ 164
Borrowings subject to financial covenants [Member] | Orange Egypt for Telecommunications and subsidiaries [member] | Egypt, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount | ج.م.					ج.م. 3,050
Borrowings subject to financial covenants [Member] | Orange Egypt for Telecommunications and subsidiaries [member] | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount | $				$ 83
Borrowings subject to financial covenants [Member] | Medi Telecom [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount	335
Borrowings subject to financial covenants [Member] | Medi Telecom [member] | Morocco, Dirhams
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount | د.م.		د.م. 3,659
Borrowings subject to financial covenants [Member] | Orange Cote d'Ivoire [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 107
Borrowings subject to financial covenants [Member] | Orange Cote d'Ivoire [member] | CFA francs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount | XOF			XOF 70